Shareholder Report, Average Annual Return (Details) 198102_Roundhill Sports Betting - iGaming ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	67 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Roundhill Sports Betting & iGaming ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Sports Betting & iGaming ETF NAV
Average Annual Return, Percent	16.02%	(2.84%)	6.99%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	11.01%	14.22%